CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 4,023	$ 1,855
Expenses by nature [abstract]
Operating expenses	(4,815)	(3,898)
Exploration	(11,973)	(9,564)
Evaluation	(33,991)	(18,622)
General and administrative	(16,495)	(13,760)
Other (loss) income	(31,249)	136,472
Total expenses before finance charges, equity accounting and tax	(98,523)	90,628
(Loss) income before net finance expense, equity accounting	(94,500)	92,483
Finance income (expense), net	2,658	(1,062)
Equity share of income (loss) of joint venture	16	(4,400)
(Loss) income before taxes	(91,826)	87,021
Income tax recovery:
Deferred	236	2,343
Net (loss) income from continuing operations	(91,590)	89,364
Net income from discontinued operations, net of income taxes	471	1,011
Net (loss) income for the period	(91,119)	90,375
Items that are or may be subsequently reclassified to income:
Foreign currency translation change	4	36
Comprehensive (loss) income for the period	$ (91,115)	$ 90,411
Basic net (loss) income per share:
Continuing operations	$ (0.1)	$ 0.11
Discontinued operations	0	0
Diluted net (loss) income per share:
Continuing operations	(0.1)	0.1
Discontinued operations	$ 0	$ 0
Weighted-average number of shares outstanding (in thousands):
Basic	892,238	848,023
Diluted	892,238	853,969